Related parties disclosure	12 Months Ended
Dec. 31, 2025
Related Parties Disclosure
Related parties disclosure

Note 40.Related parties disclosure

Subsidiaries

The following table presents the entities incorporated within the Group’s consolidated financial statements.

				% ownership	% ownership
	Country of	Year of		as at December	as at December
Group Company Name	incorporation	incorporation	Share Capital	31, 2025	31, 2024	Nature of business
WISeKey SA	Switzerland	1999	CHF 933,436	95.75%	95.75%	Main operating company. Sales and R&D services
SEALSQ France SAS*	France	2010	EUR 1,473,162	6.78%	12.55%	Chip manufacturing, sales & distribution
WiseTrust SA	Switzerland	1999	CHF 680,000	100%	100%	Non-operating investment company
WISeKey ELA SL	Spain	2006	EUR 4,000,000	95.75%	95.75%	Sales & support
WISeKey SAARC Ltd	U.K.	2016	GBP 100,000	51%	51%	Non trading
WISeKey USA Inc[1]	U.S.A.	2006	USD 6,500	95.75%	95.75%	Sales & support
WISeKey India Private Ltd[2]	India	2016	INR 1,000,000	45.9%	45.9%	Sales & support
SEALSQ Japan KK3*	Japan	2017	JPY 1,000,000	6.78%	12.55%	Sales & distribution
SEALSQ France, Taiwan Branch4*	Taiwan	2017	TWD 100,000	6.78%	12.55%	Sales & distribution branch
WISeCoin AG	Switzerland	2018	CHF 100,000	90%	90%	Sales & distribution
WISeKey Equities AG	Switzerland	2018	CHF 100,000	100%	100%	Financing, Sales & distribution
WISeKey Semiconductors GmbH	Germany	2019	EUR 25,000	100%	100%	Sales & distribution
WISeKey Arabia - Information Technology Ltd	Saudi Arabia	2019	SAR 200,000	51%	51%	Sales & distribution
WISe.ART AG	Switzerland	2020	CHF 114,286	87.5%	87.5%	Sales & distribution
WISeKey Vietnam Ltd	Vietnam	2021	VND 689,400,000	95.75%	95.75%	R&D
SEALSQ Corp*	British Virgin Islands	2022	USD 229,453	6.78%	12.55%	Sales & support
WISeKey (Gibraltar) Limited	Gibraltar	2022	GBP 100	100%	100%	Sales & support
WISeSat.Space AG	Switzerland	2023	CHF 100,000	92.47%	100%	Sales & distribution
SEALSQ USA Ltd*	U.S.A.	2024	USD -	6.78%	100%	Sales & support
SEALCOIN AG	Switzerland	2024	CHF 133,333	75%	100%	Sales & distribution
WISeKey International Corp.	British Virgin Islands	2025	USD -	100%	—	Non trading
WISeSat.Space Corp.	British Virgin Islands	2025	USD -	92.47%	—	Non trading
IC’Alps SAS*	France	2025	EUR 1,100,000	6.78%	—	Custom ASIC design services
QAIT Corp.	British Virgin Islands	2025	USD -	100%	—	Non trading
Trust Protocol Association	Switzerland	2019	CHF -	100%	100%	Association cofounded by WISeKey Equities AG involved in Internet security

[1] 50% owned by WISeKey SA and 50% owned by WiseTrust SA

2 88% owned by WISeKey SAARC which is controlled by WISeKey International Holding Ltd

[3] Formerly WISeKey IoT Japan KK

[4] Formerly WISeKey IoT Taiwan.

*The WISeKey Group holds over 50% of the voting rights of SEALSQ Corp and management has assessed that the Group controls SEALSQ Corp. As a result, SEALSQ Corp and its subsidiaries have been consolidated into the WISeKey Group’s condensed consolidated financial statements.

Unconsolidated affiliates

As per the table below, as at December 31, 2025, the Group holds two equity investments in unconsolidated affiliates over which it exercises significant influence, but which are not consolidated because the Group does not control the entities. As detailed in Note 22, these investments are accounted for under the equity method of accounting in accordance with ASC 323.

	% ownership	% ownership
Company Name	as at December 31, 2025	as at December 31, 2024	Nature of relationship
Wecan Group AG	31.87%	n/a	Equity method investment
Quantix Edge Security, S.L.	25.50%	n/a	Equity method investment

Related party transactions and balances

The following table presents the related parties incorporated within the Group’s consolidated financial statements.

						Net expenses to			Net income from
		Receivables as at		Payables as at		in the year ended			in the year ended
Related Parties		December 31,		December 31,		December 31,			December 31,
(in USD’000)		2025	2024	2025	2024	2025	2024	2023	2025	2024	2023
1	Carlos Moreira	—	—	614	1,441	—	—	—	—	—	—
2	John O’Hara	—	—	4	529	—	—	—	—	—	—
3	María Pía Aqueveque Jabbaz	—	—	—	14	98	78	116	—	—	—
4	Philippe Doubre	7	—	—	18	247	109	39	—	—	—
5	David Fergusson	—	49	26	—	299	429	61	—	—	—
6	Jean-Philippe Ladisa	—	—	—	19	489	179	116	—	—	—
7	Philippe Monnier	—	—	—	19	145	106	—	—	—	—
8	Peter Ward	—	—	1,589	1,638	1,478	272	—	2,353	—	—
9	Ruma Bose	—	—	—	13	162	97	33	—	—	—
10	Cristina Dolan	—	—	—	13	222	163	76	—	—	—
11	Danil Kerimi	—	—	—	13	27	105	8	—	—	—
12	Eric Pellaton	—	—	—	13	161	165	76	—	—	—
13	Hossein Rahnama	—	—	—	—	85	—	—	—	—	—
14	OISTE	143	158	183	83	376	309	321	146	184	119
15	Terra Ventures Inc	—	—	33	31	—	—	—	—	—	—
16	GSP Holdings Ltd	—	—	17	16	—	—	—	—	—	—
17	SAI LLC (SBT Ventures)	—	—	34	31	—	—	—	—	—	—
18	Related parties of Carlos Moreira	—	—	—	—	643	372	298	—	—	—
	Total	150	207	2,500	3,891	4,432	2,384	1,144	2,499	184	119

1. Carlos Moreira is the Chairman of the Board and CEO of WISeKey. Mr. Moreira is also the Chairman of the board of directors of SEALSQ Corp. A short-term payable to Carlos Moreira in an amount of USD 614,335 was outstanding as at December 31, 2025, made up of accrued bonuses and social charges thereon.

2. John O’Hara is a member of the Board and CFO of WISeKey. Mr. O’Hara is also a member of the board of directors of SEALSQ Corp. A short-term payable to John O’Hara in an amount of USD 3,848 was outstanding as at December 31, 2025, in relation to a tax refund.

3. María Pía Aqueveque Jabbaz is a Board member of the Group. The expenses recorded in the income statement in the year to December 31, 2025 relate to her Board fee.

4. Philippe Doubre is a Board member of the Group, member of the Group’s nomination & compensation committee, and a former advisor to the Group. The expenses recorded in the income statement in the year to, and the receivable balance as at, December 31, 2025 relate to his Board fee.

5. David Fergusson is a Board member of the Group, chairman of the Group’s nomination & compensation committee and member of the Group’s audit committee. Mr. Fergusson is also a member of the board of directors of SEALSQ Corp, chairman of the SEALSQ Corp’s nomination & compensation committee and member of the audit committee of SEALSQ Corp. The expenses recorded in the income statement in the year to December 31, 2025 relate to his Board fee. The payable balance as at December 31, 2025 consists of a USD 26,262 refund of social charges that were erroneously deducted from his director’s fee.

6. Jean-Philippe Ladisa is a Board member of the Group, chairman of the Group’s audit committee and member of the Group’s nomination & compensation committee. The expenses recorded in the income statement in the year to December 31, 2025 relate to his Board fee.

7. Philippe Monnier is a Board member of the Group. The expenses recorded in the income statement in the year to December 31, 2025 relate to his Board fee.

8. Peter Ward is a Board member of the Group and was the CFO of WISeKey up until June 30, 2024. Mr. Ward is also a member of the board of directors of SEALSQ Corp and was SEALSQ Corp’s CFO up until January 24, 2024. A payable balance of USD 1,588,975 is owing to Mr. Ward as at, December 31, 2025 in relation to accumulated unused vacation allowance while he was employed by the Group; it is disclosed in the balance sheet under accounts payable to Board Members for its current portion of USD 264,829 (see Note 23) and as indebtedness to related parties, noncurrent for its noncurrent portion of USD 1,324,146 (see Note 25). The remaining payable balance to Mr. Ward as at, December 31, 2025 relates to his Board fee. The expenses recorded in the income statement in the year to December 31, 2025 relate to his Board fee. In line with ASC 850, the expenses incurred in the year to December 31, 2025 related to his compensation while he was employed by the Group do not require specific disclosure.

9. Ruma Bose is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the year to December 31, 2025.

10. Cristina Dolan is a member of the Board of Directors of SEALSQ Corp and the Chairwoman of the audit committee of SEALSQ Corp. Ms. Dolan is also a former Board member of the Group, a former member of the Group’s audit committee and a former member of the Group’s nomination & compensation committee. The expenses recorded in the income statement in the year to December 31, 2025 relate to her Board fee.

11. Danil Kerimi is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the year to December 31, 2025 relate to his Board fee.

12. Eric Pellaton is a member of the Board of Directors of SEALSQ Corp, member of the SEALSQ Corp’s nomination & compensation committee and member of the audit committee of SEALSQ Corp. Mr. Pellaton is also a former Board member of the WISeKey Group and a former member of the Group’s nomination & compensation committee. The expenses recorded in the income statement in the year to December 31, 2025 relate to his Board fee.

13. Hossein Rahnama is a former member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the year to December 31, 2025 relate to his Board fee.

14. The Organisation Internationale pour la Sécurité des Transactions Electroniques (“OISTE”) is a Swiss non-profit making foundation that owns a cryptographic rootkey. In 2001 WISeKey SA entered into a contract with OISTE to operate and maintain the global trust infrastructures of OISTE. In line with the contract, WISeKey pays a regular fee to OISTE for the use of its cryptographic rootkey. Two members of the Board of Directors of WISeKey are also members of the Counsel of the Foundation which gives rise to the related party situation.

OISTE is also the minority shareholder in WISeCoin AG with a 10% ownership.

The receivable from OISTE as at December 31, 2025 and income recorded in the income statement for the year ended December 31, 2025 relate to the facilities and personnel hosted by WISeKey SA and WISeKey International Holding Ltd on behalf of OISTE. In the year 2025, the Group invoiced OISTE a total of CHF 121,258 (USD 146,219). The payable to OISTE as at December 31, 2025 and expenses relating to OISTE recognized in 2025 are made up of license and royalty fees for the year 2025 under the contract agreement with WISeKey SA.

15. Terra Ventures Inc has a 49% shareholding in WISeKey SAARC Ltd. Terra Ventures granted a GBP 24,507 loan to WISeKey SAARC Ltd on January 24, 2017. The loan is non-interest bearing and has no set repayment date.

16. GSP Holdings Ltd is a former shareholder in WISeKey SAARC Ltd. GSP Holdings Ltd granted a GBP 12,500 loan to WISeKey SAARC Ltd on February 2, 2017. The loan is non-interest bearing and has no set repayment date.

17. SAI LLC, doing business as SBT Ventures, is a former shareholder in WISeKey SAARC Ltd. SAI LLC granted a GBP 25,000 loan to WISeKey SAARC Ltd on January 25, 2017. The loan is non-interest bearing and has no set repayment date.

18. Three immediate family members of Carlos Moreira were employed by WISeKey SA in 2025. In line with ASC 850-10-50-5, transactions involving related parties cannot be presumed to be carried out on an arm’s length basis. The aggregate employment remuneration of these three immediate family members amounted to CHF 532,983 (USD 642,696 ) recorded in the income statement in 2025.

Entities under common control

During 2025, WISeSat.Space Holdings Corp (British Virgin Islands) and its wholly owned subsidiary, WISeSat Merger Sub Corp (Cayman Islands), were established and are ultimately owned by the Group’s CEO, Carlos Moreira. These entities were formed to facilitate a potential business combination transaction involving WISeSat. The Group does not hold any ownership interest in these entities and no transactions occurred between the Group and these entities during the year ended December 31, 2025. These entities are considered related parties due to common control through key management.